Commitments	6 Months Ended
Jun. 30, 2026
Commitments and Contingencies Disclosure [Abstract]
Commitments

10.	Commitments:

The Company leases office facilities in Netanya, Israel. This office facility is leased under operating lease agreements.

During the year ended December 31, 2025, the Company entered a new lease agreement in Netanya, Israel. The agreement is for 12 months, but unless 3 months’ notice is given it automatically renews for a future 12 months until notice is given. The renewal of this lease is uncertain, hence the Company has accounted for this lease as a short-term lease.

Minimum lease payments under these leases are approximately as follows:

2026	$11,474

The Company paid rent expense totaling $10,370 for the quarter ended June 30, 2026 (June 30, 2025 - $18,486).

KIDOZ INC. and subsidiaries

(Expressed in United States Dollars)

Notes to Unaudited Condensed Interim Consolidated Financial Statements

Six Months ended June 30, 2026 and 2025

(Unaudited)

10.	Commitments: (Continued)

The Company has the following management consulting agreements with related parties.

Company	Person	Role	Annual amount
T.M. Williams (ROW), Inc.	T. M. Williams	Chairman	$220,437
-	Jason Williams	CEO	$231,498
Bromley Accounting Services Ltd.	H. W. Bromley	CFO	$220,488
Farcast Operations Inc.	T. H. Williams	COO	CAD$314,800

As at June 30, 2026, the Company had a number of renewable license commitments with large brands, including, Mr. Men and Little Miss. These agreements have commitments to pay royalties on the revenue from the licenses subject to the minimum guarantee payments. As at As at June 30, 2026, there were no further minimum guarantee payments commitments.

The Company expensed the minimum guarantee payments over the life of the agreement and recognized license expense of $67 (June 30, 2025 - $38) for the quarter ended June 30, 2026 and $123 (June 30, 2025 - $76) for the six months ended June 30, 2026.